UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑02993

Edward Jones Money Market Fund
(Exact name of registrant as specified in charter)

Edward Jones Money Market Fund
12555 Manchester Road
St. Louis, MO, 63131
(Address of principal executive offices)

Evan S. Posner, Principal Executive Officer
Edward Jones Money Market Fund
c/o 12555 Manchester Road
St. Louis, MO 63131
(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515‑3289
Date of fiscal year end: February 28
Date of reporting period: February 28, 2026
Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS
The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e‑1).

EDWARD JONES MONEY MARKET FUND INVESTMENT SHARES - JNSXX	February 28, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Edward Jones Money Market Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.edwardjones.com/moneymarket. You can also request this information by contacting us at
1‑800‑441‑2357.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investment Shares	$72	0.71%
Key Fund Statistics:

Total Net Assets (000s)	$34,738,107

Number of Portfolio Holdings	160

Net Advisory Fee (000s)	$64,007
Graphical Representation of Holdings
(as a percentage of net assets)
Portfolio Composition by Effective Maturity1

Portfolio Composition by Security Type3

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[2]	Assets, other than investments in securities, less liabilities.
[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.
Availability of Additional Information
You can find additional information on the Fund’s website, www.edwardjones.com/moneymarket including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving copies thirty days after your request is received.

For additional information please scan the code for hosted material at https://www.edwardjones.com/moneymarket

EDWARD JONES MONEY MARKET FUND RETIREMENT SHARES - JRSXX	February 28, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Edward Jones Money Market Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.edwardjones.com/moneymarket. You can also request this information by contacting us at
1-800-441-2357.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Retirement Shares	$73	0.72%
Key Fund Statistics:

Total Net Assets (000s)	$34,738,107

Number of Portfolio Holdings	160

Net Advisory Fee (000s)	$64,007
Graphical Representation of Holdings
(as a percentage of net assets)
Portfolio Composition by Effective Maturity1

Portfolio Composition by Security Type3

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[2]	Assets, other than investments in securities, less liabilities.
[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.
Availability of Additional Information
You can find additional information on the Fund’s website, www.edwardjones.com/moneymarket including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving copies thirty days after your request is received.

For additional information please scan the code for hosted material at https://www.edwardjones.com/moneymarket

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant (also referred to as the “Fund”) has adopted a code of ethics (the “Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers”) that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer.

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-800-441-2357, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Timothy Jacoby, a member of the Board’s Audit Committee, is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)- (d). The Registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “All Other Fees” refer to products and services provided by the principal accountant other than those reported under “Audit Fees”, “Audit-Related Fees”, and “Tax Fees”. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

(a) (b) (c) (d)		FYE 2/28/2026	FYE 2/28/2025
	Audit Fees	$68,246	$66,808
	Audit-Related Fees	$0	$0
	Tax Fees	$7,210	$7,000
	All Other Fees	$0	$0

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impact the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $50,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

(e)(2) The percentage of services described in each of items (b) through (d) above that were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 2/28/2026	FYE 2/28/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) Non-Audit Fees billed to the Registrant, the Registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser.

For the fiscal years ended February 28, 2026, and February 28, 2025, the aggregate non-audit fees billed to the Registrant, the Registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser were $2,355,000 and $1,831,000, respectively.

(h) The Registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Money Market Fund

Annual Financial Statements

February 28, 2026

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

Enroll in e-delivery

Add convenience and organization to your financial life by signing up for e-delivery.

Visit www.edwardjones.com/edelivery to learn more and enroll.

Portfolio of Investments

February 28, 2026

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—17.50%

Federal Farm Credit System Floating Rate Note, 3.715% (Secured Overnight Financing Rate +0.045%), 3/2/2026[1]	$35,000,000	$35,000,000

Federal Farm Credit System Floating Rate Note, 3.715% (Secured Overnight Financing Rate +0.045%), 3/2/2026[1]	10,000,000	10,000,000

Federal Farm Credit System Floating Rate Note, 3.725% (Secured Overnight Financing Rate +0.055%), 3/2/2026[1]	8,000,000	8,000,000

Federal Farm Credit System Floating Rate Note, 3.730% (Secured Overnight Financing Rate +0.060%), 3/2/2026[1]	25,000,000	25,000,000

Federal Farm Credit System Floating Rate Note, 3.750% (Secured Overnight Financing Rate +0.080%), 3/2/2026[1]	15,000,000	15,000,000

Federal Farm Credit System Floating Rate Note, 3.750% (Secured Overnight Financing Rate +0.080%), 3/2/2026[1]	25,000,000	25,000,000

Federal Farm Credit System Floating Rate Note, 3.750% (Secured Overnight Financing Rate +0.080%), 3/2/2026[1]	86,000,000	85,973,648

Federal Farm Credit System Floating Rate Note, 3.750% (Secured Overnight Financing Rate +0.080%), 3/2/2026[1]	50,000,000	50,000,000

Federal Farm Credit System Floating Rate Note, 3.750% (Secured Overnight Financing Rate +0.080%), 3/2/2026[1]	44,900,000	44,900,000

Federal Farm Credit System Floating Rate Note, 3.750% (Secured Overnight Financing Rate +0.080%), 3/2/2026[1]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Note, 3.755% (Secured Overnight Financing Rate +0.085%), 3/2/2026[1]	70,000,000	70,000,000

Federal Farm Credit System Floating Rate Note, 3.755% (Secured Overnight Financing Rate +0.085%), 3/2/2026[1]	15,000,000	15,000,000

Federal Farm Credit System Floating Rate Note, 3.760% (Secured Overnight Financing Rate +0.090%), 3/2/2026[1]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Note, 3.760% (Secured Overnight Financing Rate +0.090%), 3/2/2026[1]	49,950,000	49,950,000

Federal Farm Credit System Floating Rate Note, 3.760% (Secured Overnight Financing Rate +0.090%), 3/2/2026[1]	15,000,000	15,000,000

Federal Farm Credit System Floating Rate Note, 3.760% (Secured Overnight Financing Rate +0.090%), 3/2/2026[1]	35,000,000	35,000,000

Federal Farm Credit System Floating Rate Note, 3.765% (Secured Overnight Financing Rate +0.095%), 3/2/2026[1]	55,000,000	55,000,000

Federal Farm Credit System Floating Rate Note, 3.765% (Secured Overnight Financing Rate +0.095%), 3/2/2026[1]	45,000,000	45,000,000

Federal Farm Credit System Floating Rate Note, 3.765% (Secured Overnight Financing Rate +0.095%), 3/2/2026[1]	85,000,000	85,000,000

Federal Farm Credit System Floating Rate Note, 3.765% (Secured Overnight Financing Rate +0.095%), 3/2/2026[1]	100,000,000	100,000,000

Federal Farm Credit System Floating Rate Note, 3.770% (Secured Overnight Financing Rate +0.100%), 3/2/2026[1]	30,000,000	29,999,521

Federal Farm Credit System Floating Rate Note, 3.770% (Secured Overnight Financing Rate +0.100%), 3/2/2026[1]	50,000,000	50,000,000

Federal Farm Credit System Floating Rate Note, 3.770% (Secured Overnight Financing Rate +0.100%), 3/2/2026[1]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Note, 3.775% (Secured Overnight Financing Rate +0.105%), 3/2/2026[1]	100,000,000	100,000,000

Federal Farm Credit System Floating Rate Note, 3.775% (Secured Overnight Financing Rate +0.105%), 3/2/2026[1]	24,000,000	24,000,000

Federal Farm Credit System Floating Rate Note, 3.775% (Secured Overnight Financing Rate +0.105%), 3/2/2026[1]	50,000,000	50,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

February 28, 2026 (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(continued)

Federal Farm Credit System Floating Rate Note, 3.780% (Secured Overnight Financing Rate +0.110%), 3/2/2026[1]	$63,000,000	$63,000,000

Federal Farm Credit System Floating Rate Note, 3.780% (Secured Overnight Financing Rate +0.110%), 3/2/2026[1]	70,000,000	70,000,000

Federal Farm Credit System Floating Rate Note, 3.785% (Secured Overnight Financing Rate +0.115%), 3/2/2026[1]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Note, 3.785% (Secured Overnight Financing Rate +0.115%), 3/2/2026[1]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Note, 3.790% (Secured Overnight Financing Rate +0.120%), 3/2/2026[1]	35,000,000	35,000,000

Federal Farm Credit System Floating Rate Note, 3.790% (Secured Overnight Financing Rate +0.120%), 3/2/2026[1]	20,000,000	20,000,000

Federal Farm Credit System Floating Rate Note, 3.790% (Secured Overnight Financing Rate +0.120%), 3/2/2026[1]	35,000,000	35,000,000

Federal Farm Credit System Floating Rate Note, 3.795% (Secured Overnight Financing Rate +0.125%), 3/2/2026[1]	11,000,000	11,000,000

Federal Farm Credit System Floating Rate Note, 3.800% (Secured Overnight Financing Rate +0.130%), 3/2/2026[1]	80,000,000	80,000,000

Federal Farm Credit System Floating Rate Note, 3.800% (Secured Overnight Financing Rate +0.130%), 3/2/2026[1]	15,000,000	15,000,000

Federal Farm Credit System Floating Rate Note, 3.800% (Secured Overnight Financing Rate +0.130%), 3/2/2026[1]	60,000,000	60,000,000

Federal Farm Credit System Floating Rate Note, 3.805% (Secured Overnight Financing Rate +0.135%), 3/2/2026[1]	35,000,000	35,000,000

Federal Farm Credit System Floating Rate Note, 3.810% (Secured Overnight Financing Rate +0.140%), 3/2/2026[1]	15,000,000	15,000,000

Federal Farm Credit System Floating Rate Note, 3.810% (Secured Overnight Financing Rate +0.140%), 3/2/2026[1]	100,000,000	100,000,000

Federal Farm Credit System Floating Rate Note, 3.810% (Secured Overnight Financing Rate +0.140%), 3/2/2026[1]	20,000,000	20,000,000

Federal Farm Credit System Floating Rate Note, 3.810% (Secured Overnight Financing Rate +0.140%), 3/2/2026[1]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Note, 3.815% (Secured Overnight Financing Rate +0.145%), 3/2/2026[1]	32,000,000	32,000,000

Federal Farm Credit System Floating Rate Note, 3.815% (Secured Overnight Financing Rate +0.145%), 3/2/2026[1]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Note, 3.820% (Secured Overnight Financing Rate +0.150%), 3/2/2026[1]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Note, 3.820% (Secured Overnight Financing Rate +0.150%), 3/2/2026[1]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Note, 3.820% (Secured Overnight Financing Rate +0.150%), 3/2/2026[1]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Note, 3.820% (Secured Overnight Financing Rate +0.150%), 3/2/2026[1]	70,000,000	70,000,000

Federal Farm Credit System Floating Rate Note, 3.820% (Secured Overnight Financing Rate +0.150%), 3/2/2026[1]	20,000,000	19,999,462

Federal Farm Credit System Floating Rate Note, 3.820% (Secured Overnight Financing Rate +0.150%), 3/2/2026[1]	90,000,000	90,000,000

Federal Farm Credit System Floating Rate Note, 3.820% (Secured Overnight Financing Rate +0.150%), 3/2/2026[1]	25,000,000	25,000,000

Federal Home Loan Bank System Discount Note, 3.509% - 3.744%, 8/19/2026[2]	208,000,000	204,533,108

Federal Home Loan Bank System Discount Note, 3.509% - 3.744%, 8/7/2026[2]	169,700,000	167,069,226

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

February 28, 2026 (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(continued)

Federal Home Loan Bank System Discount Note, 3.509% - 3.744%, 8/21/2026[2]	$152,800,000	$150,210,844

Federal Home Loan Bank System Discount Note, 3.509% - 3.744%, 8/28/2026[2]	125,000,000	122,789,375

Federal Home Loan Bank System Discount Note, 3.509% - 3.744%, 5/29/2026[2]	40,000,000	39,643,506

Federal Home Loan Bank System Discount Note, 3.509% - 3.744%, 3/27/2026[2]	150,000,000	149,594,400

Federal Home Loan Bank System Floating Rate Note, 3.695% (Secured Overnight Financing Rate +0.025%), 3/2/2026[1]	200,000,000	200,000,000

Federal Home Loan Bank System Floating Rate Note, 3.730% (Secured Overnight Financing Rate +0.060%), 3/2/2026[1]	14,000,000	14,000,000

Federal Home Loan Bank System Floating Rate Note, 3.745% (Secured Overnight Financing Rate +0.075%), 3/2/2026[1]	100,000,000	100,000,000

Federal Home Loan Bank System Floating Rate Note, 3.750% (Secured Overnight Financing Rate +0.080%), 3/2/2026[1]	100,000,000	100,000,000

Federal Home Loan Bank System Floating Rate Note, 3.760% (Secured Overnight Financing Rate +0.090%), 3/2/2026[1]	30,000,000	30,000,000

Federal Home Loan Bank System Floating Rate Note, 3.760% (Secured Overnight Financing Rate +0.090%), 3/2/2026[1]	200,000,000	200,000,000

Federal Home Loan Bank System Floating Rate Note, 3.770% (Secured Overnight Financing Rate +0.100%), 3/2/2026[1]	37,000,000	37,000,000

Federal Home Loan Bank System Floating Rate Note, 3.770% (Secured Overnight Financing Rate +0.100%), 3/2/2026[1]	40,000,000	40,000,000

Federal Home Loan Bank System Floating Rate Note, 3.790% (Secured Overnight Financing Rate +0.120%), 3/2/2026[1]	60,000,000	60,000,000

Federal Home Loan Bank System Floating Rate Note, 3.790% (Secured Overnight Financing Rate +0.120%), 3/2/2026[1]	60,000,000	60,000,000

Federal Home Loan Bank System Floating Rate Note, 3.805% (Secured Overnight Financing Rate +0.135%), 3/2/2026[1]	30,000,000	30,000,000

Federal Home Loan Bank System Floating Rate Note, 3.815% (Secured Overnight Financing Rate +0.145%), 3/2/2026[1]	70,000,000	70,000,000

Federal Home Loan Bank System Floating Rate Note, 3.850% (Secured Overnight Financing Rate +0.180%), 3/2/2026[1]	60,000,000	60,000,000

Federal Home Loan Bank System, 3.500%, 1/4/2027	120,000,000	119,860,950

Federal Home Loan Bank System, 3.500%, 1/4/2027	120,000,000	119,849,214

Federal Home Loan Bank System, 3.620%, 2/8/2027	65,850,000	65,850,000

Federal Home Loan Bank System, 3.625%, 10/23/2026	100,000,000	99,908,954

Federal Home Loan Bank System, 3.625%, 10/23/2026	100,000,000	99,906,558

Federal Home Loan Bank System, 3.640%, 2/12/2027	126,000,000	126,000,000

Federal Home Loan Bank System, 3.640%, 2/5/2027	130,000,000	130,000,000

Federal Home Loan Bank System, 3.680%, 3/24/2027	187,000,000	187,000,000

Federal Home Loan Bank System, 3.760%, 12/17/2026	135,000,000	135,000,000

Federal Home Loan Bank System, 3.810%, 12/4/2026	125,000,000	125,000,000

Federal Home Loan Mortgage Corp. Floating Rate Note, 3.770% (Secured Overnight Financing Rate +0.100%), 3/2/2026[1]	120,000,000	120,000,000

Federal Home Loan Mortgage Corp. Floating Rate Note, 3.780% (Secured Overnight Financing Rate +0.110%), 3/2/2026[1]	40,000,000	40,000,000

Federal Home Loan Mortgage Corp. Floating Rate Note, 3.800% (Secured Overnight Financing Rate +0.130%), 3/2/2026[1]	98,500,000	98,500,000

Federal Home Loan Mortgage Corp. Floating Rate Note, 3.810% (Secured Overnight Financing Rate +0.140%), 3/2/2026[1]	60,000,000	60,000,000

Federal Home Loan Mortgage Corp. Floating Rate Note, 3.810% (Secured Overnight Financing Rate +0.140%), 3/2/2026[1]	75,000,000	75,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

February 28, 2026 (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(continued)

Federal National Mortgage Association Floating Rate Note, 3.750% (Secured Overnight Financing Rate +0.080%), 3/2/2026[1]	$130,000,000	$130,000,000

Federal National Mortgage Association Floating Rate Note, 3.750% (Secured Overnight Financing Rate +0.080%), 3/2/2026[1]	50,000,000	50,000,000

Federal National Mortgage Association Floating Rate Note, 3.770% (Secured Overnight Financing Rate +0.100%), 3/2/2026[1]	65,000,000	65,000,000

Federal National Mortgage Association Floating Rate Note, 3.790% (Secured Overnight Financing Rate +0.120%), 3/2/2026[1]	19,000,000	19,000,000

Federal National Mortgage Association Floating Rate Note, 3.810% (Secured Overnight Financing Rate +0.140%), 3/2/2026[1]	50,000,000	50,000,000

Federal National Mortgage Association Floating Rate Note, 3.810% (Secured Overnight Financing Rate +0.140%), 3/2/2026[1]	40,000,000	40,000,000

Federal National Mortgage Association Floating Rate Note, 3.810% (Secured Overnight Financing Rate +0.140%), 3/2/2026[1]	60,000,000	60,000,000

Federal National Mortgage Association Floating Rate Note, 3.930% (Secured Overnight Financing Rate +0.260%), 3/2/2026[1]	60,000,000	60,113,885

Total U.S. Government Agency Securities		6,079,652,651

U.S. TREASURY SECURITIES—25.82%

U.S. Treasury Bill, 3.380%, 12/24/2026	122,562,500	119,133,337

U.S. Treasury Bill, 3.390%, 1/21/2027	254,000,000	246,202,623

U.S. Treasury Bill, 3.500%, 8/20/2026	39,000,000	38,347,833

U.S. Treasury Bill, 3.525%, 7/30/2026	511,900,000	504,331,345

U.S. Treasury Bill, 3.540%, 10/1/2026	310,250,000	303,721,307

U.S. Treasury Bill, 3.590%, 6/30/2026	350,000,000	345,846,571

U.S. Treasury Bill, 3.595%, 6/23/2026	502,900,000	497,174,904

U.S. Treasury Bill, 3.630%, 3/24/2026	345,250,000	344,449,308

U.S. Treasury Bill, 3.685%, 4/16/2026	309,250,000	307,793,862

U.S. Treasury Bill, 3.695%, 4/9/2026	150,000,000	149,399,562

U.S. Treasury Bill, 3.705%, 3/26/2026	97,700,000	97,448,626

U.S. Treasury Bill, 3.705%, 3/3/2026	320,250,000	320,184,082

U.S. Treasury Bill, 3.725%, 3/5/2026	318,250,000	318,118,280

U.S. Treasury Bill, 3.770%, 3/10/2026	198,500,000	198,312,914

U.S. Treasury Bill, 3.925%, 7/9/2026	319,300,000	314,774,366

U.S. Treasury Bill, 3.940%, 6/11/2026	159,600,000	157,818,332

U.S. Treasury Bill, 3.460% - 3.470%, 11/27/2026	465,900,000	453,754,078

U.S. Treasury Bill, 3.595% - 3.605%, 6/16/2026	650,000,000	643,052,848

U.S. Treasury Bill, 3.690% - 3.960%, 5/14/2026	794,950,000	788,673,630

U.S. Treasury Bill, 3.715% - 3.945%, 3/19/2026	638,450,000	637,226,106

U.S. Treasury Floating Rate Note, 3.720% (91-day T-Bill +0.098%), 3/3/2026[1]	335,000,000	334,974,606

U.S. Treasury Floating Rate Note, 3.772% (91-day T-Bill +0.150%), 3/3/2026[1]	139,000,000	138,998,351

U.S. Treasury Floating Rate Note, 3.782% (91-day T-Bill +0.160%), 3/3/2026[1]	397,000,000	397,040,962

U.S. Treasury Floating Rate Note, 3.827% (91-day T-Bill +0.205%), 3/3/2026[1]	130,000,000	130,053,191

U.S. Treasury Note, 0.625%, 7/31/2026	65,800,000	64,909,123

U.S. Treasury Note, 0.750%, 4/30/2026	30,000,000	29,840,913

U.S. Treasury Note, 0.750%, 5/31/2026	61,000,000	60,514,842

U.S. Treasury Note, 1.125%, 10/31/2026	77,800,000	76,483,906

U.S. Treasury Note, 1.250%, 12/31/2026	50,900,000	49,930,781

U.S. Treasury Note, 1.500%, 1/31/2027	92,900,000	91,206,393

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

February 28, 2026 (Continued)

	Principal Amount	Value

U.S. TREASURY SECURITIES—(continued)

U.S. Treasury Note, 3.500%, 9/30/2026	$58,350,000	$58,290,211

U.S. Treasury Note, 3.750%, 8/31/2026	78,800,000	78,653,988

U.S. Treasury Note, 4.125%, 1/31/2027	246,650,000	247,963,508

U.S. Treasury Note, 4.125%, 10/31/2026	30,000,000	30,095,010

U.S. Treasury Note, 4.125%, 2/15/2027	51,900,000	52,175,157

U.S. Treasury Note, 4.250%, 11/30/2026	141,650,000	142,353,235

U.S. Treasury Note, 4.625%, 6/30/2026	63,300,000	63,399,583

U.S. Treasury Note, 4.625%, 9/15/2026	136,650,000	137,287,080

Total U.S. Treasury Securities		8,969,934,754

REPURCHASE AGREEMENTS—55.37%

Interest in $850,000,000 joint repurchase agreement 3.67%, dated 2/11/2026 under which Bank of Montreal will repurchase securities provided as collateral for $852,426,278 on 3/11/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 7.500% with various maturities to 2/20/2056 and the market value of those underlying securities was $868,679,332.[3]	150,000,000	150,000,000

Interest in $730,000,000 joint repurchase agreement 3.67%, dated 2/17/2026 under which Bank of Montreal will repurchase securities provided as collateral for $732,083,744 on 3/17/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.750% - 5.500% with various maturities to 9/20/2070 and the market value of those underlying securities was $752,896,477.[3]	100,000,000	100,000,000

Interest in $900,000,000 joint repurchase agreement 3.68%, dated 2/25/2026 under which Bank of Montreal will repurchase securities provided as collateral for $901,748,000 on 3/16/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 3.950% - 4.917% with various maturities to 2/25/2056 and the market value of those underlying securities was $927,473,801.[3]	99,500,000	99,500,000

Interest in $3,700,000,000 joint repurchase agreement 3.70%, dated 7/2/2025 under which Bank of Montreal will repurchase securities provided as collateral for $3,713,309,722 on 4/9/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 8.500% with various maturities to 1/20/2076 and the market value of those underlying securities was $3,786,691,356.[1,3]	850,000,000	850,000,000

Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 2/27/2026 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,000,305,833 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.500% - 6.500% with various maturities to 3/1/2056 and the market value of those underlying securities was $1,020,311,951.	96,000,000	96,000,000

Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 2/11/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,003,262,222 on 3/16/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 13.394% with various maturities to 1/15/2067 and the market value of those underlying securities was $1,026,317,371.[3]	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

February 28, 2026 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $1,900,000,000 joint repurchase agreement 3.67%, dated 2/6/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,905,810,833 on 3/11/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.200% - 11.294% with various maturities to 5/15/2067 and the market value of those underlying securities was $1,948,916,745.[3]	$499,000,000	$499,000,000

Interest in $1,850,000,000 joint repurchase agreement 3.67%, dated 2/9/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,855,657,917 on 3/12/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.000% - 13.394% with various maturities to 3/15/2068 and the market value of those underlying securities was $1,899,076,846.[3]	249,500,000	249,500,000

Interest in $1,125,000,000 joint repurchase agreement 3.68%, dated 2/27/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,125,345,000 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 6.500% with various maturities to 3/15/2068 and the market value of those underlying securities was $1,147,851,900.	250,000,000	250,000,000

Interest in $2,000,000,000 joint repurchase agreement 3.65%, dated 1/12/2026 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,018,250,000 on 4/13/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S.Treasury securities, 0.625% - 4.875% with various maturities to 2/15/2054 and the market value of those underlying securities was $2,058,615,011.[3]	249,500,000	249,500,000

Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 2/3/2026 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,009,150,000 on 5/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S.Treasury securities, 0.000% - 4.500% with various maturities to 5/15/2039 and the market value of those underlying securities was $1,029,229,348.[3]	100,000,000	100,000,000

Interest in $1,450,000,000 joint repurchase agreement 3.67%, dated 2/27/2026 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,450,443,458 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security, 1.220% - 8.000% with various maturities to 9/20/2075 and the market value of those underlying securities was $1,485,008,857.	200,000,000	200,000,000

Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 1/7/2026 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,006,320,556 on 3/11/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 7.500% with various maturities to 10/20/2065 and the market value of those underlying securities was $1,025,511,118.[3]	125,000,000	125,000,000

Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 2/12/2026 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $1,002,854,444 on 3/12/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 1.500% - 7.000% with various maturities to 1/1/2056 and the market value of those underlying securities was $1,022,911,533.[3]	149,500,000	149,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

February 28, 2026 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $365,000,000 joint repurchase agreement 3.78%, dated 12/5/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $368,449,250 on 3/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S.Treasury securities, 0.750% - 4.125% with various maturities to 8/15/2028 and the market value of those underlying securities was $375,700,984.[3]	$45,000,000	$45,000,000

Repurchase agreement 3.68%, dated 2/27/2026 under which Fixed Income Clearing Corporation - BNY Mellon will repurchase securities provided as collateral for $3,651,119,333 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.500% with various maturities to 12/1/2062 and the market value of those underlying securities was $3,913,194,690.	3,650,000,000	3,650,000,000

Repurchase agreement 3.66%, dated 2/27/2026 under which Fixed Income Clearing Corporation - CITI will repurchase securities provided as collateral for $1,800,549,000 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S.Treasury securities, 0.375% - 6.625% with various maturities to 11/15/2054 and the market value of those underlying securities was $1,836,000,003.	1,800,000,000	1,800,000,000

Repurchase agreement 3.67%, dated 2/27/2026 under which Fixed Income Clearing Corporation - ING will repurchase securities provided as collateral for $250,076,458 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 3.000% - 6.500% with various maturities to 7/1/2056 and the market value of those underlying securities was $255,077,988.	250,000,000	250,000,000

Repurchase agreement 3.67%, dated 2/27/2026 under which Fixed Income Clearing Corporation - State Street Bank will repurchase securities provided as collateral for $4,001,223,333 on 3/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S.Treasury securities, 1.125% - 4.625% with various maturities to 8/15/2034 and the market value of those underlying securities was $4,091,674,072.	4,000,000,000	4,000,000,000

Interest in $5,000,000,000 joint repurchase agreement 3.67%, dated 2/20/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,014,272,222 on 3/23/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S.Treasury securities, 1.375% - 4.625% with various maturities to 8/15/2054 and the market value of those underlying securities was $5,100,000,048.[1,3]	500,000,000	500,000,000

Interest in $1,800,000,000 joint repurchase agreement 3.67%, dated 1/29/2026 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,808,991,500 on 3/19/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000% with various maturities to 8/20/2074 and the market value of those underlying securities was $1,842,622,974.[3]	275,000,000	275,000,000

Repurchase agreement 3.68%, dated 2/27/2026 under which Pershing LLC will repurchase securities provided as collateral for $300,092,000 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.625% with various maturities to 5/20/2073 and the market value of those underlying securities was $307,220,712.	300,000,000	300,000,000

Interest in $3,150,000,000 joint repurchase agreement 3.68%, dated 2/27/2026 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $3,150,966,000 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000% with various maturities to 11/15/2067 and the market value of those underlying securities was $3,227,999,328.	1,000,000,000	1,000,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

February 28, 2026 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $5,000,000,000 joint repurchase agreement 3.65%, dated 1/16/2026 under which Royal Bank of Canada will repurchase securities provided as collateral for $5,057,791,667 on 5/14/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.500% - 7.500% with various maturities to 6/1/2062 and the market value of those underlying securities was $5,174,545,172.[3]	$798,500,000	$798,500,000

Interest in $5,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Royal Bank of Canada will repurchase securities provided as collateral for $5,045,750,000 on 4/30/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.000% with various maturities to 8/20/2065 and the market value of those underlying securities was $5,173,769,796.[3]	750,000,000	750,000,000

Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 2/2/2026 under which Royal Bank of Canada will repurchase securities provided as collateral for $1,008,540,000 on 4/27/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 6.500% with various maturities to 1/20/2056 and the market value of those underlying securities was $1,030,021,749.[3]	100,000,000	100,000,000

Interest in $3,000,000,000 joint repurchase agreement 3.67%, dated 2/27/2026 under which Standard Chartered Bank will repurchase securities provided as collateral for $3,000,917,500 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000% with various maturities to 2/1/2057 and the market value of those underlying securities was $3,067,941,654	500,000,000	500,000,000

Interest in $5,880,000,000 joint repurchase agreement 3.67%, dated 2/27/2026 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $5,881,798,300 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.625% - 8.500% with various maturities to 2/20/2066 and the market value of those underlying securities was $5,999,437,865.	1,500,000,000	1,500,000,000

Interest in $3,800,000,000 joint repurchase agreement 3.68%, dated 2/24/2026 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,802,719,111 on 3/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.125% - 6.500% with various maturities to 2/25/2056 and the market value of those underlying securities was $3,899,783,373.	498,000,000	498,000,000

Total Repurchase Agreements		19,234,500,000

TOTAL INVESTMENTS—98.69% (at amortized cost)[4]		34,284,087,405

Other Assets and Liabilities – Net – 1.31%		454,019,447

TOTAL NET ASSETS-100.00%		$34,738,106,852

SOFR	– Secured Overnight Financing Rate

1	Floating rate instruments with current rate(s) and next reset date(s) shown.

2	Discount yield(s) at time of purchase.

3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

4	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 28, 2026

Assets:
Investment in repurchase agreements	$19,234,500,000
Investment in securities	15,049,587,405

Total investment in securities, at amortized cost and fair value	34,284,087,405
Cash	970,508
Income receivable	58,763,412
Receivable for shares sold	1,288,622,577
Prepaid expenses	614,400

Total Assets	35,633,058,302

Liabilities:
Payable for investments purchased	345,846,570
Payable for shares redeemed	512,891,626
Income distribution payable	16,896,754
Payable to Adviser	5,210,140
Payable for Trustees’ fees	100,019
Payable for 12b-1 distribution service fees	6,512,675
Payable for shareholder service fees	3,907,605
Accrued expenses	3,586,061

Total Liabilities	894,951,450

Net Assets	$34,738,106,852

Net Assets Consist of:
Paid-in capital	34,737,709,167
Distributable earnings	397,685

Net Assets	$34,738,106,852

Net Asset Value
Investment Shares:
Net Assets	$24,541,141,967
Shares Outstanding	24,540,865,502
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$10,196,964,885
Shares Outstanding	10,196,843,615
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Statement of Operations

Year Ended February 28, 2026

Investment Income:
Interest	$1,339,628,581

Expenses:
Investment adviser fees	64,007,173
Custodian fees	392,647
Transfer agent fees:
Investment shares	18,988,458
Retirement shares	55,349,978
Trustees’ fees	408,003
Professional fees	499,130
Accounting and administrative fees	797,369
12b-1 distribution service fees:
Investment shares	56,750,689
Retirement shares	23,258,277
Shareholder service fees:
Investment shares	34,050,414
Retirement shares	13,954,966
Share registration fees	3,833,602
Printing and mailing fees	2,498,628
Miscellaneous fees	298,571

Total Expenses Before Fee Waivers/Reimbursements	275,087,905

Voluntary waivers/reimbursements of other operating expenses	(46,722,321)

Net Expenses	228,365,584

Net Investment Income	1,111,262,997

Net Realized Gain on Investments	386,367

Net Increase in Net Assets Resulting from Operations	$1,111,649,364

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Year Ended 2/28/2026	Year Ended 2/28/2025
Operations:
Net investment income	$1,111,262,997	$1,325,344,810
Net realized gain/(loss) on investments	386,367	(5,499)

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,111,649,364	1,325,339,311

Distributions to Shareholders From Distributable Earnings:
Investment shares	(788,352,486)	(954,244,351)
Retirement shares	(322,910,511)	(371,100,459)

Total Distributions	(1,111,262,997)	(1,325,344,810)

Capital Transactions
Investment shares
Proceeds from shares sold	113,815,904,924	107,960,635,291
Reinvestment of dividends	787,196,449	949,754,774
Cost of shares redeemed	(113,653,392,590)	(106,931,523,848)

Net increase/(decrease) from capital transactions	949,708,783	1,978,866,217

Retirement shares
Proceeds from shares sold	126,497,549,540	113,570,714,401
Reinvestment of dividends	319,276,680	365,344,061
Cost of shares redeemed	(126,176,389,851)	(112,838,575,696)

Net increase/(decrease) from capital transactions	640,436,369	1,097,482,766

Net Change Resulting from Total Fund Share Transactions	1,590,145,152	3,076,348,983

Net Increase/(Decrease) in Net Assets	1,590,531,519	3,076,343,484

Net Assets:
Beginning of period	33,147,575,333	30,071,231,849

End of period	$34,738,106,852	$33,147,575,333

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	23,591,156,719	21,612,290,502
Shares sold	113,815,904,924	107,960,635,291
Shares issued to holders in reinvestment of dividends	787,196,449	949,754,774
Shares redeemed	(113,653,392,590)	(106,931,523,848)

Shares Outstanding, End of Period	24,540,865,502	23,591,156,719

Retirement Shares
Shares outstanding, beginning of period	9,556,407,246	8,458,924,480
Shares sold	126,497,549,540	113,570,714,401
Shares issued to holders in reinvestment of dividends	319,276,680	365,344,061
Shares redeemed	(126,176,389,851)	(112,838,575,696)

Shares Outstanding, End of Period	10,196,843,615	9,556,407,246

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Investment Shares

Per Share Operating Performance	Year Ended February 28 and 29,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.035	0.044	0.045	0.017	0.000 [1]

Net realized gain/(loss) on investments	0.000 [1]	(0.000)[1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.035	0.044	0.045	0.017	0.000 [1]

Less Distributions From:

Net investment income	(0.035)	(0.044)	(0.045)	(0.017)	(0.000)[1]

Net realized gain/(loss) on investments	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]

Total Distributions	(0.035)	(0.044)	(0.045)	(0.017)	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.54%	4.45%	4.61%	1.70%	0.01%

Supplemental Data:

Net assets, end of period (000’s omitted)	$24,541,142	$23,591,159	$21,612,297	$20,906,825	$25,924,540

Ratios to Average Net Assets:

Expenses before waivers	0.71%	0.70%	0.71%	0.70%	0.69%

Expenses net of waivers	0.71%	0.70%	0.71%	0.62%	0.06%

Net investment income	3.47%	4.35%	4.52%	1.59%	0.01%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Retirement Shares

Per Share Operating Performance	Year Ended February 28 and 29,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.035	0.044	0.045	0.017	0.000 [1]

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.035	0.044	0.045	0.017	0.000 [1]

Less Distributions From:

Net investment income	(0.035)	(0.044)	(0.045)	(0.017)	(0.000)[1]

Net realized gain/(loss) on investments	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]

Total Distributions	(0.035)	(0.044)	(0.045)	(0.017)	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.54%	4.44%	4.61%	1.69%	0.01%

Supplemental Data:

Net assets, end of period (000’s omitted)	$10,196,965	$9,556,416	$8,458,935	$8,233,171	$9,958,845

Ratios to Average Net Assets:

Expenses before waivers	1.22%	1.20%	1.25%	1.13%	1.04%

Expenses net of waivers	0.72%	0.72%	0.72%	0.63%	0.06%

Net investment income	3.47%	4.33%	4.51%	1.58%	0.01%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2026

1. ORGANIZATION

Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 of the 1940 Act and was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), serves as the Fund’s investment adviser and administrator. Federated Investment Management Company (the “Sub-adviser”) and Federated Administrative Services (the “Sub-Administrator”) serve as the Fund’s Sub-adviser and Sub-Administrator, respectively.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates — The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation — All securities and other investments are recorded at amortized cost, which approximates fair value, as described in Note 4.

c) Federal Income Taxes — It is the Fund’s policy to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of February 28, 2026, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

Notes to Financial Statements

February 28, 2026 (Continued)

e) Indemnifications — Under the Fund’s organizational documents, the officers and Board of Trustees (the “Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation — Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of average daily net assets of each class.

g) Segment Reporting — The Fund adopted the FASB Accounting Standards Update (“ASU“) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial positions or the results of their operations. The Principal Executive Officer and Principal Financial Officer of the Fund act as the Fund’s Chief Operating Decision Maker (“CODM”) and are responsible for assessing performance and allocating resources with respect to the Fund. The Fund is considered to be a single operating segment and the CODM monitors the performance and operating results for the Fund as a whole in order to execute strategic allocation determinations. The operating results are consistent with, but not limited to, the information presented in the Fund’s Statements of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

h) Regulatory Updates — There are no regulatory updates at this time that impact the Fund.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by seeking to ensure that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Notes to Financial Statements

February 28, 2026 (Continued)

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Trustees have ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Trustees have designated the Adviser as the valuation designee for the Fund responsible for determining fair value of securities and in overseeing the comparison of amortized cost valuations to market-based valuations. The Adviser has established a Valuation Committee (the “Valuation Committee”) with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The Trustees have also authorized the Adviser, as valuation designee for the Fund, to select pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship between market-based valuations and amortized cost valuations. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions).

The Trustees oversee the adequacy and effectiveness of the Adviser’s process for determining the fair value of Fund investments.

b) Fair Value Hierarchy – Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2026, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

Notes to Financial Statements

February 28, 2026 (Continued)

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee — Olive Street, an investment adviser registered with the Securities and Exchange Commission (“SEC,”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated November 2, 2022 (the “Advisory Agreement”). Under the Advisory Agreement, the Fund is responsible for the payment of all of its expenses, except that the Adviser is responsible for (i) providing the personnel, office space and equipment reasonably necessary to perform its obligations thereunder; and (ii) the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Adviser.

As the Adviser, Olive Street has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser. For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement — The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2026, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward D. Jones & Co., L.P. (“Edward Jones”) voluntarily waived $46,722,321 of transfer agent fees during the year ended February 28, 2026. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These voluntary waivers were not subject to future recoupment.

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator) and/or waive all or a portion of its fees for the Fund to the extent necessary to seek to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). The Adviser Voluntary Reduction is not subject to recoupment and can be discontinued or reinstated at any time without advance notice. There is no guarantee that the Adviser Voluntary Reduction will continue or that the Fund will be able to maintain a positive yield. There were no voluntary waivers by the Adviser and its affiliates for the year ended February 28, 2026.

Sub-advisory Fee — Pursuant to the terms of the Sub-advisory and Sub-Administration Agreement, the Sub-adviser provides sub-advisory services to the Fund, including buying and

Notes to Financial Statements

February 28, 2026 (Continued)

selling portfolio securities, and the Sub-Administrator, an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its sub-advisory and sub-administrative services, the Sub-adviser and the Sub-Administrator receive an annual fee, payable monthly, directly from the Fund based on the average daily net assets of the Fund. For the purposes of determining the compensation under the Advisory Agreement, the Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received, an amount equal to any payment made pursuant to the Sub-advisory and Sub-Administration Agreement. The amounts paid to the Sub-adviser and the Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

Sub-Sub-Advisory Agreement with Federated Hermes (UK) LLP — In the event that a business continuity planning event causes the complete or partial inability of the Sub-adviser to perform the investment sub-advisory services under the Sub-advisory and Sub-Administration Agreement (a “BCP Event”), the Sub-adviser will delegate its duties and obligations with respect to investment sub-advisory services (but not sub-administrative services) under the Sub-advisory and Sub-Administration Agreement to Federated Hermes (UK) LLP (the “Sub-Sub-adviser”), an affiliate of the Sub-adviser, pursuant to a Sub-Sub-Advisory Agreement (the “Sub-Sub-Advisory Agreement”) to be entered into by the Sub-adviser and the Sub-Sub-adviser upon the occurrence of the BCP Event. Any fees payable to the Sub-Sub-adviser will be paid by the Sub-adviser (and not the Adviser or the Fund).

12b-1 Distribution Service Fees — The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for personal shareholder services provided to Investment Shares and Retirement Shares shareholders.

Administrative Shareholder Service Fees — The Trustees have adopted an amended and restated administrative shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay administrative shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing certain administrative shareholder service activities or similar non-distribution services, including sweep and banking style administrative services, to Investment Shares and Retirement Shares shareholders.

Transfer Agent — Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the balance and number of accounts in the Fund.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 28, 2026 and February 28, 2025 were as follows:

	2026	2025
Ordinary income[1]	$1,111,262,997	$1,325,344,810
Long-term capital gains	$—	$—

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

Notes to Financial Statements

February 28, 2026 (Continued)

As of February 28, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$17,291,348
Long-Term capital gains	$3,091

The Fund utilized the capital loss carryforward (“CLCO”) of $5,499 in the year ended February 28, 2026. The Fund has no CLCO available for offset as of February 28, 2026.

7. RISKS

Investing in the Fund may involve certain risks including, but not limited to, those described below. Please refer to the Fund’s prospectus and statement of additional information for more information on risks associated with investing in the Fund.

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.

Counterparty Credit Risk — A party to a transaction involving the Fund, including a counterparty to a repurchase agreement, may default or otherwise be unable or unwilling, or be perceived by the marketplace to be unable or unwilling, to meet its obligations. This could cause the Fund to suffer delays and incur costs or lose money in exercising its rights under the transaction.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, during periods of rising interest rates the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, during periods of declining interest rates, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low or negative interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. Changes in monetary policy made by central banks and/or their governments or changes in economic conditions may affect the level of interest rates, which could have sudden or unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which couldmake it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

Notes to Financial Statements

February 28, 2026 (Continued)

Technology and Data Risk — Various technologies are used in managing the Fund, consistent with its investment objective and strategy. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Economy Risk – The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as geopolitical disputes, sanctions, rapid interest rate changes, global demand for particular products or resources, supply chain disruptions, cyberattacks, government defaults, government shutdowns or significant downsizing, war, military conflict, acts of terrorism, regional conflicts, social or political unrest, recessions, regulatory events, and other governmental or quasi-governmental actions may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects that could negatively impact the Fund’s performance. During a general market downturn, multiple asset classes may be negatively affected. In the case of severe market disruptions, the value of the Fund’s investments may decline, potentially suddenly and significantly.

Government Securities Risk – Government Securities are obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities. Although Government Securities are considered to be among the safest investments, they are not guaranteed by the U.S. government or its agencies against price movements due to changing interest rates or other market forces; consequently, the value of Government Securities will fluctuate. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. From time to time, controversy or uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. Government Securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could adversely affect the Fund.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Edward Jones Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward Jones Money Market Fund (the “Fund”) as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2026

We have served as the auditor of Edward Jones Money Market Fund since 2017.

Investment Adviser and Administrator

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Subadviser

Federated Investment Management Company

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Sub-administrator

Federated Administrative Services

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrative Services Provider

State Street Bank & Trust Co.

800 Pennsylvania Avenue

Tower 1

Kansas City, MO 64105

Transfer Agent, Distributor & Dividend Disbursing Agent

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Accounting Services Provider

State Street Bank & Trust Co.

One Congress Street

Suite 1

Boston, MA 02114

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The Prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT COMPANIES.

The Fund’s disclosure of remuneration items is included as part of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)	(1) Not Applicable.
(2) Not applicable.
(3) Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.
(4) Not applicable to open end investment companies.
(5) There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Edward Jones Money Market Fund

By:	/s/ Evan S. Posner
Name:	Evan S. Posner
Title:	Principal Executive Officer

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Edward Jones Money Market Fund

By:	/s/ Evan S. Posner
Name:	Evan S. Posner
Title:	Principal Executive Officer

Date:	April 30, 2026

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	April 30, 2026